Financial Instruments - Summary of Financial Assets Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jul. 09, 2017
Disclosure of financial assets [Line Items]
Trade and other receivables, Current	$ 209,178,012	$ 239,425,507	$ 28,571
Derivative instruments, Current		38,169,894
Other financial assets, Current	163,975	38,564,527
Trade and other receivables, Non-Current	82,929,822	1,156,638
Derivative instruments, Non-current	4,862,949
Financial assets at fair value with changes in results
Disclosure of financial assets [Line Items]
Derivative instruments, Current	1,573,704	1,491,497
Total current	1,573,704	1,491,497
Derivative instruments, Non-current		36,086
Total non-current		36,086
Total	1,573,704	1,527,583
Financial assets measured at amortized cost
Disclosure of financial assets [Line Items]
Trade and other receivables, Current	494,625,341	371,656,536
Other financial assets, Current	36,121	84,580
Total current	494,661,462	371,741,116
Trade and other receivables, Non-Current	163,269,600	1,156,638
Total non-current	163,269,600	1,156,638
Total	657,931,062	372,897,754
Financial assets at fair value with changes in other comprehensive income
Disclosure of financial assets [Line Items]
Equity instruments, Current	127,854	269,031
Derivative instruments, Current	1,323,556	1,423,613
Total current	1,451,410	1,692,644
Equity instruments, Non-current	2,326,480	2,326,484
Total non-current	2,326,480	2,326,484
Total	3,777,890	4,019,128
Financial derivatives designated for hedging
Disclosure of financial assets [Line Items]
Derivative instruments, Current		38,169,894
Total current		38,169,894
Derivative instruments, Non-current	4,862,949
Total non-current	4,862,949
Total	$ 4,862,949	$ 38,169,894